Loss on financial instruments (Details) R in Millions			12 Months Ended
	Mar. 24, 2021 $ / oz oz	Jan. 17, 2020 $ / oz oz	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Mar. 09, 2020 kg R / kg
(Loss)/gain on financial instruments
Total loss on financial instruments3			R (4,279)	R (6,279)	R (2,450)
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | kg						1,800
Quantity per month | kg						150
Gold | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / kg						800,000
Gold | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / kg						1,080,000
Palladium
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz	140,000	240,000
Quantity per month | oz	10,000	10,000
Term of agreement	14 months	2 years
Palladium | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	1,800	1,500
Palladium | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	3,300	3,400
Derivative financial instrument | Derivatives
(Loss)/gain on financial instruments
Total loss on financial instruments3			0	0	(70)
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total loss on financial instruments3			0	0	(458)
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total loss on financial instruments3			(241)	234	36
Fair value loss on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)
(Loss)/gain on financial instruments
Total loss on financial instruments3			(2,155)	(1,264)	(129)
Loss on the revised cash flow of the Rustenburg operation deferred payment
(Loss)/gain on financial instruments
Total loss on financial instruments3			(773)	(4,653)	(2,081)
(Loss)/gain on the revised cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total loss on financial instruments3			(776)	(2)	264
Loss on the revised cash flow of the Marikana dividend obligation
(Loss)/gain on financial instruments
Total loss on financial instruments3			(650)	(468)	0
Fair value gain on other investments
(Loss)/gain on financial instruments
Total loss on financial instruments3			152	0	0
Other
(Loss)/gain on financial instruments
Total loss on financial instruments3			R 164	R (126)	R (12)